FINANCIAL INSTRUMENTS 2 (Details) (USD $)	12 Months Ended				12 Months Ended			3 Months Ended
	Dec. 31, 2013 vessel	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] vessel valuation	Dec. 31, 2013 VLCC Mayfair [Member]	Dec. 31, 2012 VLCC Mayfair [Member]	Jun. 30, 2013 VLCC Mayfair [Member] Fair Value, Measurements, Nonrecurring [Member]	Mar. 31, 2013 VLCC Mayfair [Member] Fair Value, Measurements, Nonrecurring [Member]
Asset Impairment Charges	$ (5,342,000)	$ (41,597,000)	$ 0		$ 41,600,000	$ (5,342,000)	$ (13,400,000)
Number of vessels impaired	1	3			3
Number of vessels disposed of which were impaired		2			2
Fair value of vessels carried at fair value using level 2 inputs				21,500,000
Number of independent broker valuations					3
Proceeds from Sale of Property, Plant, and Equipment						16,900,000		16,900,000
Tangible Asset Impairment Charges	$ 5,300,000	$ 41,600,000	$ 0						$ 5,000,000